1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

December 31, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File Nos. 33-17619 and 811-05349
Post-Effective Amendment No. 516 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses on behalf of the FST Institutional Shares, FST Administration Shares, FST Capital Shares, FST Cash Management, FST Class C Shares, FST Preferred Shares, FST Premier Shares, FST Resource Shares, FST Select Shares and FST Service Shares that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on December 29, 2015.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll